Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Measurements
Fair Value Measurements for reconciliation of bullion holdings

	December 31, 2018	December 31, 2017
	$	$
Balance at beginning of year	954,587,514	885,981,474
Purchases	7,501,519	13,450,769
Sales	(1,169,773)	(1,604,223)
Redemptions for physical bullion	(7,744,784)	-
Realized losses on sales and redemptions for physical bullion	(5,400,608)	(966,565)
Change in unrealized gains (losses)	(76,160,284)	57,726,059
Balance at end of year	871,613,584	954,587,514